Offsetting Financial Assets and Financial Liabilities - Offsetting Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
Total assets	€ 1,440,000		€ 1,391,000		€ 1,317,000
Gross amounts of financial assets | enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	60,976		54,483
Securities borrowed	6		32
Financial assets at fair value through profit or loss	605,232		615,693
of which: Positive market values from derivative financial instruments	246,257		298,563
Of which: positive market values from derivatives qualifying for hedge accounting	830		362
Remaining assets subject to netting	1,128		2,786
Gross amounts of financial assets | non-enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	991		749
Securities borrowed	0		11
Financial assets at fair value through profit or loss	175,898		162,908
of which: Positive market values from derivative financial instruments	8,629		9,400
Loans at amortized cost	478,214		483,897
Remaining assets not subject to netting	235,896		216,430
Gross amounts of financial assets | enforceable and non-enforceable
Disclosure of offsetting of financial assets [line items]
Financial assets at fair value through profit or loss	781,130	[1]	778,601	[2]
Other	172,128		105,704
Total assets	1,730,469		1,642,694
Gross amounts set off on the balance sheet | enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	(24,458)		(14,429)
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(261,170)		(232,705)
of which: Positive market values from derivative financial instruments	(13,232)		(16,164)
Of which: positive market values from derivatives qualifying for hedge accounting	(35)		(25)
Remaining assets subject to netting	0		0
Gross amounts set off on the balance sheet | non-enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	0		0
of which: Positive market values from derivative financial instruments	0		0
Loans at amortized cost	0		0
Remaining assets not subject to netting	0		0
Gross amounts set off on the balance sheet | enforceable and non-enforceable
Disclosure of offsetting of financial assets [line items]
Financial assets at fair value through profit or loss	(261,170)	[1]	(232,705)	[2]
Other	(4,968)		(4,526)
Total assets	(290,597)		(251,661)
Net amounts of financial assets presented on the balance sheet | enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	36,518		40,053
Securities borrowed	6		32
Financial assets at fair value through profit or loss	344,062		382,988
of which: Positive market values from derivative financial instruments	233,025		282,399
Of which: positive market values from derivatives qualifying for hedge accounting	795		337
Remaining assets subject to netting	1,128		2,786
Net amounts of financial assets presented on the balance sheet | non-enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	991		749
Securities borrowed	0		11
Financial assets at fair value through profit or loss	175,898		162,908
of which: Positive market values from derivative financial instruments	8,629		9,400
Loans at amortized cost	478,214		483,897
Remaining assets not subject to netting	235,896		216,430
Net amounts of financial assets presented on the balance sheet | enforceable and non-enforceable
Disclosure of offsetting of financial assets [line items]
Financial assets at fair value through profit or loss	519,960	[1]	545,895	[2]
Other	167,159		101,178
Total assets	1,439,873		1,391,033
Amounts not set off on the balance sheet, Impact of Master Netting Agreements | enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(182,554)		(231,243)
of which: Positive market values from derivative financial instruments	(180,780)		(229,605)
Of which: positive market values from derivatives qualifying for hedge accounting	(472)		(210)
Remaining assets subject to netting	0		0
Amounts not set off on the balance sheet, Impact of Master Netting Agreements | non-enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	0		0
of which: Positive market values from derivative financial instruments	0		0
Loans at amortized cost	0		0
Remaining assets not subject to netting	0		0
Amounts not set off on the balance sheet, Impact of Master Netting Agreements | enforceable and non-enforceable
Disclosure of offsetting of financial assets [line items]
Financial assets at fair value through profit or loss	(182,554)	[1]	(231,243)	[2]
Other	(25,790)		(24,750)
Total assets	(208,344)		(255,993)
Amounts not set off on the balance sheet, Cash collateral | enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(34,862)		(33,729)
of which: Positive market values from derivative financial instruments	(34,833)		(33,689)
Of which: positive market values from derivatives qualifying for hedge accounting	(73)		(52)
Remaining assets subject to netting	0		0
Amounts not set off on the balance sheet, Cash collateral | non-enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(1,112)		(1,303)
of which: Positive market values from derivative financial instruments	(991)		(1,188)
Loans at amortized cost	(10,924)		(10,836)
Remaining assets not subject to netting	(293)		(623)
Amounts not set off on the balance sheet, Cash collateral | enforceable and non-enforceable
Disclosure of offsetting of financial assets [line items]
Financial assets at fair value through profit or loss	(35,974)	[1]	(35,032)	[2]
Other	(75)		(52)
Total assets	(47,265)		(46,543)
Amounts not set off on the balance sheet, Financial instrument collateral | enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	(36,518)	[3]	(39,831)	[4]
Securities borrowed	(6)	[3]	(32)	[4]
Financial assets at fair value through profit or loss	(118,239)	[3]	(108,134)	[4]
of which: Positive market values from derivative financial instruments	(9,221)	[3]	(9,392)	[4]
Of which: positive market values from derivatives qualifying for hedge accounting	(33)	[3]	(30)	[4]
Remaining assets subject to netting	0	[3]	0	[4]
Amounts not set off on the balance sheet, Financial instrument collateral | non-enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	(858)	[3]	(749)	[4]
Securities borrowed	0	[3]	0	[4]
Financial assets at fair value through profit or loss	(4,223)	[3]	(6,993)	[4]
of which: Positive market values from derivative financial instruments	(659)	[3]	(1,344)	[4]
Loans at amortized cost	(77,530)	[3]	(72,983)	[4]
Remaining assets not subject to netting	(1,908)	[3]	(4,438)	[4]
Amounts not set off on the balance sheet, Financial instrument collateral | enforceable and non-enforceable
Disclosure of offsetting of financial assets [line items]
Financial assets at fair value through profit or loss	(122,462)	[1],[3]	(115,127)	[2],[4]
Other	(33)	[3]	(30)	[4]
Total assets	(239,315)	[3]	(233,190)	[4]
Net amount | enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	0		223
Securities borrowed	0		0
Financial assets at fair value through profit or loss	8,407		9,882
of which: Positive market values from derivative financial instruments	8,191		9,713
Of which: positive market values from derivatives qualifying for hedge accounting	217		45
Remaining assets subject to netting	1,128		2,786
Net amount | non-enforceable
Disclosure of offsetting of financial assets [line items]
Central bank funds sold and securities purchased under resale agreements	133		0
Securities borrowed	0		11
Financial assets at fair value through profit or loss	170,563		154,611
of which: Positive market values from derivative financial instruments	6,979		6,868
Loans at amortized cost	389,761		400,078
Remaining assets not subject to netting	233,696		211,369
Net amount | enforceable and non-enforceable
Disclosure of offsetting of financial assets [line items]
Financial assets at fair value through profit or loss	178,970	[1]	164,494	[2]
Other	141,262		76,346
Total assets	€ 944,950		€ 855,307

[1]	In accordance with Note 12 ‘Financial assets/liabilities at fair value through profit or loss’ the position is predominately comprised of trading securities (asset), trading securities (liability), securities purchased and sold under resale agreements accounted at fair value through profit or loss as well as positive and negative market values from derivative financial instruments

[2]	In accordance with Note 12 ‘Financial assets/liabilities at fair value through profit or loss’ the position is predominately comprised of trading securities (asset), trading securities (liability), securities purchased and sold under resale agreements accounted at fair value through profit or loss as well as positive and negative market values from derivative financial instruments

[3]	Excludes real estate and other non-financial instrument collateral.
[4]	[1] Excludes real estate and other non-financial instrument collateral.